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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended DECEMBER 31, 2007

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                May 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____9_______

Form 13F Information Table Value Total: $____729,445________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F FILED ON FEBRUARY 14, 2008 FOR THE PERIOD ENDING DECEMBER 31, 2007.
THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT
STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS COM            018581108  1740       23200     SHS          SOLE        NONE          23200       0       0
ALLIANCE DATA SYSTEMS COM            018581108  56242      750000    SHS   PUT    SOLE        NONE          750000      0       0
BEA SYS INC           COM            073325102  2840       180000    SHS   CALL   SOLE        NONE          180000      0       0
BEA SYS INC           COM            073325102  27794      1761358   SHS          SOLE        NONE          1761358     0       0
BUSINESS OBJECTS S A  SPONSORED ADR  12328X107  14695      241300    SHS   CALL   SOLE        NONE          241300      0       0
HARRAHS ENTMT INC     COM            413619107  204524     2304500   SHS   CALL   SOLE        NONE          2304500     0       0
HARRAHS ENTMT INC     COM            413619107  323074     3640270   SHS          SOLE        NONE          3640270     0       0
MATRIA HEALTHCARE INC COM NEW        576817209  1052       44264     SHS          SOLE        NONE          44264       0       0
TRANE INC             COM ADDED      892893108  97484      2087000   SHS          SOLE        NONE          2087000     0       0